                                 As filed electronically with the Securities and
                                              Exchange Commission on May 1, 1997


                                                Securities Act File No. 33-64915
                                        Investment Company Act File No. 811-7447

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 4


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 7


                           HARRIS INSIGHT FUNDS TRUST
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Suite 1300, Boston, MA 02109
                  ---------------------------------------------
           (Address of Principal Executive Offices including Zip Code)

                                   ----------

       Registrant's Telephone Number, including Area Code: (617) 557-0700

Name and Address of Agent for Service:                Copies to:
John E. Pelletier, Esq.                               Cameron S. Avery, Esq.
Harris Insight Funds Trust                            Bell, Boyd & Lloyd
60 State Street                                       Three First National Plaza
Suite 1300                                            70 West Madison Street
Boston, MA  02109                                     Chicago, IL  60602-4207

                                   ----------

     It is proposed that this filing will become effective:

      X  immediately upon filing pursuant to paragraph (b)

     ___   on ____________ pursuant to paragraph (b)

     ___  60 days after filing pursuant to paragraph (a)
     ___  75 days after filing pursuant to paragraph (a)

     ___  on __________ pursuant to paragraph (a) of Rule 485


     If appropriate, check the following box:
     ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on February 25, 1997.

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(b)
                        under the Securities Act of 1933

           (Prospectuses offering Class A and Institutional Shares of
                          Harris Insight Funds Trust)

                                     Part A
                                     ------

N-1A Item No.                                Location
-------------                                --------

Item 1.  Cover Page                          Cover Page


Item 2.  Synopsis                            Expense Summary; Financial
                                             Highlights

Item 3.  Condensed Financial Information     Financial Highlights; General
                                             Information - How Performance is
                                             Reported

Item 4.  General Description of Registrant   Cover Page; Fund Summary;
                                             Investment Objectives and Policies;
                                             Additional Investment Information;
                                             General Information - More
                                             Information About the Trust and the
                                             Company


Item 5.  Management of the Fund              Management

Item 5A.  Management: Discussion
          of Fund Performance                Not Applicable


Item 6.  Capital Stock and Other
         Securities                          Cover Page; Shareholder Services
                                             and Policies; How Distributions Are
                                             Made; Tax Information; General
                                             Information - More Information
                                             About the Trust and the Company

Item 7.  Purchase of Securities
         Being Offered                       Management; How to Buy Shares; How
                                             to Sell Shares; Shareholder
                                             Services and Policies; General
                                             Information - How Share Value is
                                             Determined


Item 8.  Redemption or Repurchase            How to Buy Shares; How to Sell
                                             Shares; Shareholder Services and
                                             Policies

Item 9.  Pending Legal Proceedings           Not Applicable

  (SAI offering Class A and Institutional Shares of Harris Insight Funds Trust)

                                     Part B
                                     ------

N-1A Item No.                                Location
-------------                                --------

Item 10.  Cover Page                         Cover Page

Item 11.  Table of Contents                  Table of Contents

Item 12.  General Information and History    Not Applicable

Item 13.  Investment Objectives
          and Policies                       Investment Strategies; Investment
                                             Restrictions; Portfolio
                                             Transactions

Item 14.  Management of the Fund             Management

Item 15.  Control Persons and Principal
          Holders of Securities              Management

Item 16.  Investment Advisory and
          Other Services                     Management; Service Plans;
                                             Custodian; Independent Accountants

Item 17.  Brokerage Allocation and
          Other Practices                    Portfolio Transactions

Item 18.  Capital Stock and Other
          Securities                         Capital Stock and Beneficial
                                             Interest


Item 19.  Purchase, Redemption and
          Pricing of Securities
          Being Offered                      Determination of Net Asset Value;
                                             Financial Statements


Item 20.  Tax Status                         Federal Income Taxes

Item 21.  Underwriters                       Management; Service Plans

Item 22.  Calculation of Performance Data    Calculation of Yield and Total
                                             Return


Item 23.  Financial Statements               Financial Statements

                                     PART A
                                     ------


The Prospectuses offering Class A and Institutional Shares of Harris Insight Equity Income Fund, Growth Fund, Small-Cap Opportunity Fund, Index Fund, International Fund, Balanced Fund, Convertible Securities Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Tax-Exempt Bond Fund and Small-Cap Value Fund as contained in Part A of the 485(b) filing of HT Insight Funds, Inc. (File No. 33-17957) filed on May 1, 1997 (accession number 0000912057-97-014982) are incorporated herein by reference.

                                     PART B
                                     ------


The Statement of Additional Information offering Class A and Institutional Shares of Harris Insight Equity Income Fund, Growth Fund, Small-Cap Opportunity Fund, Index Fund, International Fund, Balanced Fund, Convertible Securities Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Tax-Exempt Bond Fund and Small-Cap Value Fund as contained in Part B of the 485(b) filing of HT Insight Funds, Inc. (File No. 33-17957) filed on May 1, 1997 (accession number 0000912057-97-014982) are incorporated herein by reference.

PART C
------

OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

(a)       Financial Statements

          Included in Part A of this Registration Statement:
            Financial Highlights for Class A Shares and Institutional Shares of each Fund from commencement of operations through December 31, 1996

          Included in Part B of this Registration Statement*:
            Statements of Net Assets, December 31, 1996
            Statements of Operations, for the period ended December 31, 1996 Statements of Changes in Net Assets, for the period ended
            December 31, 1996
            Statements of Changes - Capital Stock Activity, for the period ended December 31, 1996
            Financial Highlights, for the period ended December 31, 1996
            Notes to Financial Statements
            Report of Independent Accountants

          * Audited Financial Statements for each Fund of the Trust and the auditors' report thereon for the fiscal period ended December 31, 1996 (with respect to each Fund, part of the Trust's Annual Report filed with the Securities and Exchange Commission on February 27, 1997 pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, accession number 0000935069-97-000014) have been incorporated by reference thereto in the Statement of Additional Information.

(b)       Exhibits

Note: As used herein the term "Registration Statement" refers to the Registration Statement of Registrant under the Securities Act of 1933 on Form N-1A, No. 33-64915. All references to a Post-Effective Amendment ("PEA") or Pre-Effective Amendment ("PreEA") are to Post-Effective Amendments and Pre-Effective Amendments to the Registration Statement.

(1) (a) Declaration of Trust dated December 6, 1995 (incorporated by reference to Exhibit No. 1 to the Registration Statement filed on December 12,
          1995).

     (b) Amendment to Declaration of Trust dated November 4, 1996 (incorporated by reference to Exhibit No. 1(b) to the PEA No. 3 filed on February 28, 1997).

(2) (a) By-Laws (incorporated by reference to Exhibit No. 2 to the Registration Statement filed on December 12, 1995).

     (b) Amendment to By-Laws dated October 31, 1995 (incorporated by reference to Exhibit No. 2(b) to the PEA No. 3 filed on February 28, 1997).

     (c) Amendment to By-Laws dated January 23, 1996 (incorporated by reference to Exhibit No. 2(c) to the PEA No. 3 filed on February 28, 1997).

     (d) Amendment to By-Laws dated November 4, 1996 (incorporated by reference to Exhibit No. 2(d) to the PEA No. 3 filed on February 28, 1997).

(3)       Not applicable.

(4)       Not applicable.

(5)(a)(i) Advisory Contract dated February 23, 1996 between Registrant and Harris Trust and Savings Bank ("Harris Trust") (incorporated by reference to Exhibit No. 5(a)(i) to the PEA No. 3 filed on February 28, 1997).

  (a)(ii) Form of Notice to the Adviser dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to Exhibit No. 5(a)(ii) to the PEA No. 3 filed on February 28, 1997).

   (b)(i) Portfolio Management Contract dated February 23, 1996 between Harris Trust and Harris Investment Management, Inc. ("HIM") (incorporated by reference to Exhibit No. 5(b)(i) to the PEA No. 3 filed on February 28, 1997).

  (b)(ii) Form of Notice to the Portfolio Management Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to Exhibit No. 5(b)(ii) to the PEA No. 3 filed on February 28, 1997).

(6) (a) Distribution Agreement dated February 23, 1996 between the Registrant and Funds Distributor, Inc. ("FDI") (incorporated by reference to Exhibit No. 6(a) to the PEA No. 3 filed on February 28, 1997).

     (b) Notice to the Distributor dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to Exhibit No. 6(b) to the PEA No. 3 filed on February 28, 1997).

(7)       Not applicable.

(8) (a) Custodian Agreement dated February 23, 1996 between Registrant and PNC Bank, N.A. (incorporated by reference to Exhibit No. 8(a) to the PEA No. 3 filed on February 28, 1997).

     (b) Notice to the Custodian dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to Exhibit No. 8(b) to the PEA No. 3 filed on February 28, 1997).

(9)(a)(i) Transfer Agency Services Agreement dated July 1, 1996 between Registrant and Harris Trust (incorporated by reference to Exhibit No. 9(a)(i) to the PEA No. 3 filed on February 28, 1997).

  (a)(ii) Form of Notice to the Transfer Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to Exhibit No. 9(a)(ii) to the PEA No. 3 filed on February 28, 1997).

   (b)(i) Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to Exhibit No. 9(b)(i) to the PEA No. 3 filed on February 28, 1997).

  (b)(ii) Notice to the Sub-Transfer Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to Exhibit No. 9(b)(ii) to the PEA No. 3 filed on February 28, 1997).

   (c)(i) Administration Agreement dated July 1, 1996 between Registrant and Harris Trust

          (incorporated by reference to Exhibit No. 9(c)(i) to the PEA No. 3 filed on February 28, 1997).

  (c)(ii) Form of Notice to the Administrator dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to Exhibit No. 9(c)(ii) to the PEA No. 3 filed on February 28, 1997).

   (d)(i) Sub-Administration and Accounting Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to Exhibit No. 9(d)(i) to the PEA No. 3 filed on February 28, 1997).

  (d)(ii) Notice to the Sub-Administrator and Accounting Services Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to Exhibit No. 9(d)(ii) to the PEA No. 3 filed on February 28, 1997).

   (e)(i) Sub-Administration Agreement dated July 1, 1996 between Harris Trust and FDI (incorporated by reference to Exhibit No. 9(e)(i) to the PEA No. 3 filed on February 28, 1997).

  (e)(ii) Notice to the Sub-Administrator dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to Exhibit No. 9(e)(ii) to the PEA No. 3 filed on February 28, 1997).

(10)      Not applicable.

(11)      Consent of Independent Accountants (filed herewith).

(12)      Not applicable.

(13) Form of Purchase Agreement relating to Initial Capital (incorporated by reference to Exhibit No. 13 to the PEA No. 3 filed on February 28,
          1997).

(14)      Not applicable.

(15) (a) Service Plan relating to Class A Shares (incorporated by reference to Exhibit No. 15(a) to the PEA No. 3 filed on February 28, 1997).

     (b) Form of Selling Agreement relating to Class A Shares (incorporated by reference to Exhibit No. 15(b) to the PEA No. 3 filed on February 28,
          1997).

(16) Certain schedules for computation of performance quotations with respect to Class A Shares and Institutional Shares (filed herewith).

(17)      Financial Data Schedules (filed herewith).

(18) Multi-Class Plan (incorporated by reference to Exhibit No. 18 to the PEA No. 3 filed on February 28, 1997).

Other     Powers of Attorney for C. Gary Gerst, Edgar R. Fielder, John W.
Exhibits: McCarter, Jr. and Ernest M. Roth dated November 4, 1996 (incorporated by reference to the PEA No. 3 filed on February 28, 1997).


Item 25.  Persons Controlled by or under Common Control with Registrant.

Not applicable.

Item 26.  Number of Holders of Securities.


As of April 1, 1997, the number of record holders of each class of securities of the Registrant was as follows:


Title of Series                             Number of Record Holders
---------------                             ------------------------
                                        Class A Shares     Institutional Shares
                                        --------------     --------------------

Bond Fund                                     14                     8
Intermediate Tax-Exempt Bond Fund             4                      5
Tax-Exempt Bond Fund                          5                      5
Equity Income Fund                            23                     5
Growth Fund                                   69                     6
Small-Cap Opportunity Fund                    76                    10
Index Fund                                    56                     5
International Fund                            57                     5
Convertible Securities Fund                   5                      6
Balanced Fund                                 5                      6
Intermediate Government Bond Fund             5                      7
Small-Cap Value Fund                          3                      4


Item 27.   Indemnification.

     Under Section 4.3 of the Registrant's Declaration of Trust, any past or present Trustee or officer of the Registrant (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of the Registrant. Moreover, that provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by the Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to the Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and the Covered Person either provides security for such undertaking or insures the Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification. This description is modified in its entirety by the provision of Section 4.3 of the Registrant's Declaration of Trust contained in the Registration Statement filed on December 12, 1995 as Exhibit No. 1 and incorporated herein by reference.


     The Distribution Agreement, the Custodian Agreement, the Transfer Agency Services Agreement and the Administration Agreement (the "Agreements") (Exhibit 6(a), Exhibit 8(a), Exhibit 9(a)(i) and Exhibit 9(c)(i), respectively, to Post-Effective Amendment No. 3 to the Registration Statement and incorporated herein by reference) provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Trust against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 28.  Business and Other Connections of Investment Adviser.

     (a) Harris Trust and Savings Bank ("Harris Bank"), an indirect, wholly-owned subsidiary of the Bank of Montreal, serves as investment adviser to the Harris Insight Equity Income Fund, Growth Fund, Small-Cap Opportunity Fund, Index Fund, International Fund, Balanced Fund, Convertible Securities Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Tax-Exempt Bond Fund and Small-Cap Value Fund. Harris Bank's business is that of an Illinois state-chartered bank with respect to which it conducts a variety of commercial banking and trust activities.

     To the knowledge of the Registrant, none of the directors or executive officers of Harris Bank except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors and executive officers of Harris Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All directors of Harris Bank also serve as directors of Harris Bankcorp, Inc., the immediate parent of Harris Bank.





                              Position(s)    Principal
                              with Harris    Business(es)
                              Trust and      During the Last
Name                          Savings Bank   Two Fiscal Years
--------------------------------------------------------------------------------
Alan G. McNally               Chairman and   Chairman of the Board and Chief
                              Chief          Executive Officer of Harris Trust
                              Executive      and Savings Bank and Harris
                              Officer        Bankcorp, Inc.; formerly, Vice
                                             Chairman of Personal and Commercial
                                             Financial Services of Bank of
                                             Montreal.


F. Anthony Comper             Director       President and Chief Operating
                                             Officer of the Bank of Montreal.

Susan T. Congalton            Director       Managing Director of Lupine
                                             Partners; formerly General Counsel
                                             and Chief Financial Officer,
                                             Finance and Law of Carson Pierre
                                             Scott Company.

Roxanne J. Decyk              Director       Vice President - Corporate
                                             Planning, Amoco Chemical Company;
                                             formerly, Senior Vice President of
                                             Commercial and Industrial Sales,
                                             Amoco Chemical Corporation.


Wilbur H. Gantz               Director       President and Chief Executive
                                             Officer, PathoGenesis Corporation.


James J. Glasser              Director       Retired Chairman, President and
                                             Chief Executive Officer of GATX
                                             Corporation.


Dr. Leo M. Henikoff           Director       President and Chief Executive
                                             Officer of Rush-Presbyterian - St.
                                             Luke's Medical Center.

Dr. Stanley O. Ikenberry      Director       President of the University of
                                             Illinois.


Edward W. Lyman, Jr.          Director       Vice Chairman and Senior Executive
                                             Vice President - Corporate and
                                             Institutional Financial Services,
                                             Harris Trust and Savings Bank;
                                             formerly, Department Executive,
                                             Corporate Banking, Harris Trust and
                                             Savings Bank.

Charles H. Shaw               Director       Chairman of the Shaw Company.

Richard E. Terry              Director       Chairman and Chief Executive
                                             Officer of Peoples Energy
                                             Corporation.

James O. Webb                 Director       President, James O. Webb and
                                             Associates Inc.

William J. Weisz              Director       Chairman of the Board of Motorola,
                                             Inc.

Maribeth S. Rahe              Director       Vice Chairman and Senior Executive
                                             Vice President - Personal and
                                             Commercial Services, Harris Trust
                                             and Savings Bank; formerly,
                                             Department Executive, Personal
                                             Financial Services, Harris Trust
                                             and

                                             Savings Bank.

     (b) Harris Investment Management, Inc. ("HIM"), an indirect subsidiary of the Bank of Montreal, serves as the Portfolio Management Agent of the Harris Insight Equity Income Fund, Growth Fund, Small-Cap Opportunity Fund, Index Fund, International Fund, Balanced Fund, Convertible Securities Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Tax-Exempt Bond Fund and Small-Cap Value Fund pursuant to a Portfolio Management Agreement with Harris Bank. HIM's business is that of a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940.


     To the knowledge of the Registrant, none of the directors or executive officers of HIM, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.


                                             Principal
                                             Business(es)
                              Position(s)    During the Last
Name                          with HIM       Two Fiscal Years
--------------------------------------------------------------------------------

Donald G.M. Coxe              Director,      Chairman of the Board and Chief
                              Chairman of    Strategist; Formerly, President and
                              the Board      Chief Investment Officer of Harris
                              and Chief      Investment Management, Inc.;
                              Strategist     formerly, Chief Strategist of
                                             Nesbitt Thomson, Inc.

Peter P. Capaccio             Director       Senior Vice President/Director,
                                             Mutual Funds and the Investment
                                             Product Group; formerly, Vice
                                             President/Director of Mutual Funds,
                                             U.S. Trust

Terry A. Jackson              Director       Executive Vice President, Bank of
                                             Montreal Asset Management Services,
                                             President of the Trust Company of
                                             the Bank of Montreal and President
                                             of the Bank of Montreal Investment
                                             Management. Vice President of
                                             Nesbitt Thompson, Inc.; formerly,
                                             Executive Vice President, Retail
                                             and Institutional Sales, Bank of
                                             Montreal.

William O. Leszinske          Director,      Manager of Equities, Harris
                              President,     Investment Management, Inc.
                              Chief
                              Investment
                              Officer

Edward W. Lyman, Jr.          Director       Senior Executive Vice President,
                                             Corporate and Institutional
                                             Financial Services, Harris Trust
                                             and Savings Bank. Formerly,
                                             Department Executive of Corporate
                                             Banking, Harris Trust and Savings
                                             Bank.

Maribeth S. Rahe              Director       Senior Executive Vice President,
                                             Personal and Commercial Services,
                                             Harris Trust and Savings Bank.
                                             Prior to January, 1994 Personal
                                             Financial Services Department
                                             Executive of Harris Trust and
                                             Savings Bank.

Brian J. Steck                Director       Director and formerly Chairman of
                                             the Board of Harris Investment
                                             Management, Inc.; Vice- Chairman of
                                             Investment Banking of Bank of
                                             Montreal, President of the Bank of
                                             Montreal Investment Management
                                             Limited.

Wayne Thomas                  Director       Senior Vice President - Personal
                                             Investment Management, Harris Trust
                                             and Savings Bank.

Randall J. Johnson            Chief          Senior Partner, Harris Investment
                              Financial      Management, Inc.; formerly,
                              Officer and    Consultant and Director of
                              Treasurer      Operations, Chicago Partnership
                                             Board, Inc.

Blanche Hurt                  Secretary      Director of Harris Trust and
                                             Savings Bank Trust and Investment
                                             Compliance Office; and formerly,
                                             Corporate Fiduciary Officer of
                                             Harris Trust and Savings Bank.

Item 29.  Principal Underwriter.

     (a) In addition to the Harris Insight Funds Trust, Funds Distributor, Inc. currently acts as distributor for BJB Investment Funds, Burridge Funds, The Brinson Funds, Fremont Mutual Funds, Inc., HT Insight Funds, Inc. d/b/a Harris Insight Funds, The JPM Advisor Funds, The JPM Institutional Funds, The JPM Pierpont Funds, The JPM Series Trust, LKCM Fund, Monetta Fund, Inc., Monetta Trust, The Munder Framlington Funds Trust, The Munder Funds Trust, The Munder Funds, Inc., The PanAgora Institutional Funds, RCM Capital Funds, Inc., RCM Equity Funds, Inc., St. Clair Money Market Fund, Inc., The Skyline Funds, Waterhouse Investors Cash Management Fund, Inc. and WEBS Index Fund, Inc. Funds Distributor, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor, Inc. is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

     (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

     Director, President and Chief Executive Officer   - Marie E. Connolly
     Executive Vice President                          - Richard W. Ingram
     Executive Vice President                          - Donald R. Roberson
     Senior Vice President, General
        Counsel, Secretary and Clerk                   - John E. Pelletier
     Senior Vice President                             - Michael S. Petrucelli
     Director, Senior Vice President, Treasurer
        and Chief Financial Officer                    - Joseph F. Tower, III
     Senior Vice President                             - Paula R. David
     Senior Vice President                             - Bernard A. Whalen
     Senior Vice President                             - David A. Wrubel
     Director                                          - William J. Nutt


     (c) Not applicable.

Item 30.  Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at one or more of the following offices: Harris Insight Funds Trust, 60 State Street, Suite 1300, Boston, Massachusetts 02109; PNC Bank, N.A., Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107; PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware 19809; or Harris Trust and Savings Bank, 111 West Monroe Street, Chicago, Illinois 60603.

Item 31.  Management Services.

     Other than as set forth under the captions "Management" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contracts.

Item 32.  Undertakings.

     (a) Not applicable.


     (b) Registrant undertakes to file a Post-Effective Amendment relating to each of the Harris Insight Balanced Fund, the Harris Insight Convertible Securities Fund, the Harris Insight Intermediate Government Bond Fund and the Harris Insight Small-Cap Value Fund, using reasonably current financial statements which need not be certified, within four to six months from the date each Fund commences investment operations.


     (c) Registrant will furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 4 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 30th day of April, 1997.


                                        Harris Insight Funds Trust


                                        By:  /s/ Richard W. Ingram
                                             ----------------------------
                                             Richard W. Ingram, President


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:




Signature                     Title                               Date
---------                     -----                               ----


/s/ Richard W. Ingram         President, Treasurer and            April 30, 1997
----------------------------
Richard W. Ingram             Chief Financial Officer


C. Gary Gerst*                Chairman of the                     April 30, 1997
                              Board of Trustees;
                              Trustee

Edgar R. Fiedler*             Trustee                             April 30, 1997

John W. McCarter, Jr.*        Trustee                             April 30, 1997

Ernest M. Roth*               Trustee                             April 30, 1997




* By: /s/ Christopher J. Kelley
      ----------------------------
      Christopher J. Kelley


     Attorney-in-Fact pursuant to powers of attorney dated November 4, 1996.

                                  EXHIBIT INDEX
Exhibit
Number    Description
------    -----------


11        Consent of Independent Accountants

16        Schedules for Computation of Performance

17        Financial Data Schedules